Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	32,258,663	27,989,465
Ordinary shares, shares outstanding	32,258,663	27,989,465